Segment Information - Schedule of Long-lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets	$ 76,276	$ 72,257
United States
Segment Reporting Information [Line Items]
Long-lived assets	40,550	39,126
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	25,287	20,860
Other foreign countries
Segment Reporting Information [Line Items]
Long-lived assets	10,439	12,271
International
Segment Reporting Information [Line Items]
Long-lived assets	$ 35,726	$ 33,131